BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 1,393	$ 1,518
Total assets	1,393	1,518
Current liabilities
Accounts payable and accrued liabilities	4,445	2,750
Total current liabilities	4,445	2,750
Long term liabilities
Advance (Note 5)	15,871	0
Loan payable (Note 5)	41,388	37,846
Total liabilities	61,704	40,596
Stockholders' deficiency (Note 7)
Common stock, $0.001 par value, 100,000,000 authorized shares (34,548,368 issued and outstanding as of December 31, 2020 and 2019)	34,548	34,548
Additional paid-in capital	7,104,130	7,104,130
Accumulated deficit	(7,198,989)	(7,177,756)
Total stockholders' deficiency	(60,311)	(39,078)
Total liabilities and stockholders' deficiency	$ 1,393	$ 1,518